Other Liabilities and Liabilities Directly Associated With Non-Current Assets Held for Sale - Schedule of Other Liabilities (Parenthetical) (Detail) - CLP ($) $ in Millions		12 Months Ended
	Jan. 07, 2019	Dec. 31, 2018
Disclosure of other liabilities and liabilities directly associated with noncurrent assets held for sale [line items]
Penalty fee		$ 1,616
Resolution No 101 [member]
Disclosure of other liabilities and liabilities directly associated with noncurrent assets held for sale [line items]
Penalty fee	$ 5,985